PRUDENTIAL INVESTMENT PORTFOLIOS INC.

Prudential Asset Allocation Fund

Supplement dated December 19, 2013 to the
Prospectus, Summary Prospectus, and Statement of Additional Information dated November 27, 2013

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Kay T. Willcox, who currently serves as a co-Portfolio Manager for the segment of the Fund managed by Prudential Investment Management, Inc., has announced her intention to retire during the second half of 2014. Malcolm Dalrymple, Richard Piccirillo, and Michael J. Collins continue to serve as co-Portfolio Managers.

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